UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07528

Special Opportunities Fund, Inc.
 (Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Andrew Dakos
Bulldog Investors, LLC
Park 80 West
250 Pehle Avenue, Suite 708
Saddle Brook, NJ 07663
 (Name and address of agent for service)

Copy to:
Thomas R. Westle, Esp.
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

1-877-607-0414
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

Special Opportunities Fund, Inc.
Portfolio of Investments
September 30, 2018 (Unaudited)

INVESTMENT COMPANIES - 66.92%	Shares	Fair Value
Closed-End Funds - 62.43%
Aberdeen Japan Equity Fund, Inc.	311,589	$2,614,232
Adams Diversified Equity Fund, Inc.	272,407	4,541,025
Alliance California Municipal Income Fund, Inc.	254,985	3,462,696
Asia Pacific Fund, Inc.	68,441	923,269
BlackRock Income Trust, Inc.	83,935	480,108
BlackRock New York Municipal Income Quality Trust	194,261	2,413,207
Boulder Growth & Income Fund, Inc.	423,000	4,741,830
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	200,773	2,192,441
Central Securities Corp.	311,657	9,193,881
China Fund, Inc.	389,056	7,625,498
Delaware Enhanced Global Dividend & Income Fund	224,130	2,510,256
Deutsche Multi-Market Income Trust	386,664	3,472,243
Deutsche Strategic Income Trust	102,521	1,288,750
Dividend and Income Fund	14,878	177,495
DTF Tax-Free Income, Inc.	60,863	782,090
Duff & Phelps Utility and Corporate Bond Trust, Inc.	120,431	1,010,416
Eaton Vance Municipal Bond Fund II	87,758	1,016,238
First Trust Aberdeen Global Opportunity Income Fund	247,998	2,383,261
General American Investors Co., Inc.	115,281	4,261,939
High Income Securities Fund	397,476	3,768,072
Invesco High Income Trust II	60,478	828,549
Japan Smaller Capitalization Fund, Inc.	350,892	3,884,374
Juridica Investments Ltd. (g)(h)	495,258	26,789
Latin American Discovery Fund, Inc.	62,263	691,119
Lazard World Dividend & Income Fund, Inc.	205,828	2,146,786
Mexico Equity & Income Fund, Inc.	89,865	1,103,542
Morgan Stanley Asia Pacific Fund, Inc.	153,312	2,531,181
Morgan Stanley East Europe Fund Escrow (a)	97,901	0
Source Capital, Inc.	101,567	4,082,993
Taiwan Fund, Inc.	210,197	4,029,477
The Swiss Helvetia Fund, Inc.	753,396	6,411,400
Tri-Continental Corp.	161,781	4,508,836
Turkish Investment Fund, Inc. (a)(c)(f)(h)	129,831	0
		89,103,993
Business Development Companies - 4.49%
Barings BDC, Inc.	347,498	3,478,455
Equus Total Return, Inc. (a)	106,919	212,769
Great Elm Capital Corp.	41,729	404,771
MVC Capital, Inc.	239,975	2,315,759
		6,411,754
Total Investment Companies (Cost $91,027,231)		95,515,747

PREFERRED STOCKS - 5.22%
Real Estate Investment Trusts - 5.22%
Brookfield DTLA Fund Office Trust Investor, Inc., 7.625%	171,723	4,035,490
Preferred Apartment Communities, Inc., 6.000% (c)(f)	3,421	3,421,000
Total Preferred Stocks (Cost $7,651,736)		7,456,490

COMMON STOCKS - 41.94%
Consumer Finance - 0.19%
Emergent Capital, Inc. (a)	1,091,190	272,797
Hotels, Restaurants & Leisure - 5.90%
Tropicana Entertainment, Inc. (a)	114,235	8,424,831
Insurance - 0.22%
Stewart Information Services Corp.	7,013	315,655

Machinery - 0.01%
Altra Industrial Motion Corp.	219	9,043
Blue Bird Corp. (a)	99	2,426
		11,469
Professional Services - 3.44%
Hill International, Inc. (a)	1,195,255	4,900,546
Real Estate Investment Trusts - 2.31%
Brookfield Property REIT, Inc.	70,751	1,480,818
New York REIT, Inc. (a)(h)	100,000	1,814,000
Owens Realty Mortgage, Inc.	391	6,604
		3,301,422
Real Estate Management & Development - 0.35%
Trinity Place Holdings, Inc. (a)	80,763	491,847
	Shares/Units
Special Purpose Acquisition Vehicles - 29.52% (a)
Allegro Merger Corp. Units	200,080	2,054,822
Avista Healthcare Public Acquisition Corp. (g)	121,090	1,226,642
Big Rock Partners Acquisition Corp.	111,602	1,116,020
Bison Capital Acquisition Corp. (g)	100,000	1,021,000
Black Ridge Acquisition Corp.	176,445	1,722,103
CM Seven Star Acquisition Corp. (g)	250,000	2,520,000
Constellation Alpha Capital Corp. (g)	75,001	759,010
Draper Oakwood Technology Acquisition, Inc.	113,790	1,154,969
FlatWorld Acquisition Corporation (g)	105,702	4,757
Forum Merger II Corp. Units	68,439	691,234
GigCapital, Inc.	77,400	768,582
Haymaker Acquisition Corp.	30,716	299,773
Haymaker Acquisition Corp. Units	1	10
HL Acquisitions Corp. Units (g)	34,456	351,451
I-AM Capital Acquisition Co.	113,791	1,154,979
Industrea Acquisition Corp.	273,098	2,785,600
KBL Merger Corp. IV	275,000	2,777,500
Leisure Acquisition Corp. Units	61,289	625,148
LF Capital Acquisition Corp. Units	124,850	1,260,985
Longevity Acquisition Corp. Units (g)	63,286	648,049
Modern Media Acquisition Corp.	107,454	1,085,285
MTech Acquisition Corp.	81,750	833,850
Mudrick Capital Acquisition Corp. Units	49,182	501,656
Opes Acquisition Corp. Units	49,670	504,647
Pensare Acquisition Corp.	122,745	1,222,540
Pure Acquisition Corp.	546,554	5,304,307
Pure Acquisition Corp. Units	1	10
Tenzing Acquisition Corp. Units (g)	54,305	546,308
Thunder Bridge Acquisition Ltd. Units (g)	112,602	1,139,532
Tiberius Acquisition Corp. Units	113,800	1,160,760
TKK Symphony Acquisition Corp. (g)	212,439	2,018,171
Tottenham Acquisition I Ltd. Units (g)	12,474	129,480
Trident Acquisitions Corp. Units	175,020	1,769,452
Trinity Merger Corp.	59,616	586,025
Twelve Seas Investment Co. Units (g)	81,000	831,870
Union Acquisition Corp. Units (g)	112,054	1,170,964
VectoIQ Acquisition Corp. Units	38,325	390,915
		42,138,406
Total Common Stocks (Cost $55,852,972)		59,856,973

	Shares
LIQUIDATING TRUSTS - 0.43% (a)(c)(f)(h)
BlackRock Defined Opportunity Credit Trust	27,356	410
Crossroads Liquidating Trust	292,681	187,316
JP Morgan China Region Fund, Inc.	192,486	1,925
Winthrop Realty Trust	295,985	423,259
Total Liquidating Trusts (Cost $1,717,262)		612,910

	Principal
	Amount
CONVERTIBLE NOTES - 1.51% (b)
Emergent Capital, Inc.
5.000%, 02/15/2023 (i)	$3,206,898	1,888,222
Wheeler Real Estate Investment Trust (c)(f)
9.000%, 12/15/2018	273,806	273,806
Total Convertible Notes (Cost $3,323,067)		2,162,028

CORPORATE BONDS - 0.01%
Washington Mutual, Inc. (b)(c)(d)(f)
0.000%, 03/17/2014	3,000,000	15,000
Total Corporate Bonds (Cost $0)		15,000

CORPORATE NOTES - 4.28% (b)
Great Elm Capital Corp.
6.500%, 09/18/2022	32,735	840,461
6.750%, 01/31/2025	7,373	184,989
MVC Capital, Inc.
6.250%, 11/30/2022	200,000	5,076,000
Total Corporate Notes (Cost $6,002,700)		6,101,450

SENIOR SECURED NOTES - 1.12%
Emergent Capital, Inc. (b)(c)(f)
8.500%, 07/28/2021	1,600,000	1,600,000
Total Senior Secured Notes (Cost $1,600,000)		1,600,000

	Shares
WARRANTS - 0.92% (a)
Avista Healthcare Public Acquisition Corp.
Expiration: December 2021	121,090	24,218
Exercise Price: $11.50 (g)
Barington/Hilco Acquisition Corp.
Expiration: February 2020	15,611	793
Exercise Price: $12.50
Big Rock Partners Acquisition Corp.
Expiration: December 2022	55,801	17,349
Exercise Price: $11.50
Bison Capital Acquisition Corp.
Expiration: July 2022	50,000	25,000
Exercise Price: $11.50 (g)
Black Ridge Acquisition Corp.
Expiration: October 2022	161,445	69,421
Exercise Price: $11.50
Borqs Technologies, Inc.
Expiration: August 2022	104,449	12,534
Exercise Price: $12.00 (g)
CM Seven Star Acquisition Corp.
Expiration: November 2022	125,000	58,750
Exercise Price: $11.50 (g)
Constellation Alpha Capital Corp.
Expiration: March 2024	25,001	5,500
Exercise Price: $11.50 (g)
COPsync, Inc.
Expiration: October 2020	10,794	0
Exercise Price: $3.125
Draper Oakwood Technology Acquisition, Inc.
Expiration: September 2024	56,895	33,568

Exercise Price: $11.50
Emergent Capital, Inc.
Expiration: October 2019	8	0
Exercise Price: $10.75 (c)(f)
Expiration: July 2025	640,000	0
Exercise Price: $0.20 (c)(f)
GigCapital, Inc.
Expiration: March 2025	58,050	28,851
Exercise Price: $11.50
Haymaker Acquisition Corp.
Expiration: November 2022	15,358	18,583
Exercise Price: $11.50
Hunter Maritime Acquisition Corp.
Expiration: October 2021	46,221	10,677
Exercise Price: $11.50 (g)
I-AM Capital Acquisition Co.
Expiration: October 2022	113,791	39,827
Exercise Price: $11.50
Industrea Acquisition Corp.
Expiration: August 2024	273,098	273,098
Exercise Price: $11.50
KBL Merger Corp. IV
Expiration: July 2023	275,000	57,255
Exercise Price: $5.75
Modern Media Acquisition Corp.
Expiration: June 2022	54,093	29,751
Exercise Price: $11.50
MTech Acquisition Corp.
Expiration: August 2024	81,750	120,990
Exercise Price: $11.50
Pensare Acquisition Corp.
Expiration: August 2022	19,254	10,012
Exercise Price: $11.50
Pure Acquisition Corp.
Expiration: April 2023	273,277	368,924
Exercise Price: $11.50
Stellar Acquisition III, Inc.
Expiration: March 2022	45,240	6,108
Exercise Price: $11.50 (g)
TKK Symphony Acquisition Corp.
Expiration: August 2023	212,439	50,985
Exercise Price: $11.50 (g)
Trinity Merger Corp.
Expiration: May 2023	102,199	51,100
Exercise Price: $11.50
Wheeler Real Estate Investment Trust, Inc.
Expiration: December 2018	10,526	0
Exercise Price: $4.75 (c)(f)
Total Warrants (Cost $1,071,351)		1,313,294

RIGHTS - 0.51% (a)
Big Rock Partners Acquisition Corp. (Expiration: November 22, 2018)	111,602	47,989
Bison Capital Acquisition Corp. (g) (Expiration: March 23, 2019)	100,000	52,000
Black Ridge Acquisition Corp. (Expiration: July 10, 2019)	161,445	59,735
CM Seven Star Acquisition Corp. (g) (Expiration: January 30, 2019)	250,000	125,000
Constellation Alpha Capital Corp. (g) (Expiration: December 23, 2018)	25,001	9,998
Draper Oakwood Technology Acquisition, Inc. (Expiration: December 19, 2018)	113,790	58,033
GigCapital, Inc. (Expiration: March 12, 2019)	77,400	41,014
I-AM Capital Acquisition Co. (Expiration: November 21, 2018)	113,791	56,895
KBL Merger Corp. IV (Expiration: December 7, 2018)	275,000	126,500
Modern Media Acquisition Corp. (Expiration: November 17, 2018)	103,859	41,543
Pensare Acquisition Corp. (Expiration: February 1, 2019)	38,508	17,298
TKK Symphony Acquisition Corp. (g) (Expiration: August 20, 2019)	212,439	96,660
Total Rights (Cost $531,257)		732,665

EXCHANGE TRADED FUNDS - 3.90%
iShares MSCI Emerging Markets ETF	129,745	5,568,655
Total Exchange Traded Funds (Cost $5,522,514)		5,568,655

MONEY MARKET FUNDS - 9.99%
Fidelity Institutional Government Portfolio - Class I, 1.900% (e)	7,129,503	7,129,503
STIT-Treasury Portfolio - Institutional Class, 1.895% (e)	7,129,503	7,129,503
Total Money Market Funds (Cost $14,259,006)		14,259,006

Total Investments (Cost $188,559,096) - 136.75%		195,194,218
Other Assets in Excess of Liabilities - 2.20%		3,139,689
Preferred Stock - (38.95)%		(55,599,400)
TOTAL NET ASSETS - 100.00%		$142,734,507

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The coupon rate shown represents the rate at September 30, 2018.
(c)	Fair valued securities. The total market value of these securities was $5,922,716, representing 4.15% of net assets. Value determined using significant unobservable inputs.
(d)	Default or other conditions exist and security is not presently accruing income.
(e)	The rate shown represents the 7-day yield at September 30, 2018.
(f)	Illiquid securities. The total market value of these securities was $5,922,716, representing 4.15% of net assets.
(g)	Foreign-issued security.
(h)	Security currently undergoing a full liquidation with all proceeds paid out to shareholders.
(i)	Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid and the aggregate value, $1,888,822, represents 1.32% of net assets.

The accompanying notes are an integral part of these schedule of investments.

Valuation of investments—The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices or if not available the most recent bid price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source or a broker-dealer for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. Factors for other securities may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities may be fair valued. U.S. and foreign debt securities including short-term debt instruments having a maturity of 60 days or less shall be valued in accordance with the price supplied by a Pricing Service using the evaluated bid price. Money market mutual funds, demand notes and repurchase agreements are valued at cost, unless the Board or its delegate determines that this does not represent fair value.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Fund adopted Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04 (“ASU 2011-04”), Fair Value Measurement: Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS, which, among other things, clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The significant unobservable inputs used in fair value measurement of the Fund’s investment companies, corporate bonds, promissory notes, liquidation claims and warrants are (1) cost and (2) indicative bids or price ranges from dealers, brokers, or market makers. Significant changes in any of these inputs in isolation may result in a change in higher fair value measurement.

In accordance with procedures established by the Fund’s Board of Directors, the Adviser shall initially value non-publicly-traded securities (for which a current market value is not readily available) at their acquisition cost less related expenses, where identifiable, unless and until the Adviser determines that such value does not represent fair value.

The Adviser sends a memorandum to the Chairman of the Valuation Committee with respect to any non-publicly-traded securities that are valued using a method other than cost detailing the reason, factors considered, and impact on the Fund’s NAV. If the Chairman determines that such fair valuation(s) require the involvement of the Valuation Committee, a special meeting of the Valuation Committee is called as soon as practicable to discuss such fair valuation(s). The Valuation Committee of the Board consists of at least two non-interested Directors, as defined by the Investment Company Act of 1940.

At each regular quarterly Board meeting, the Adviser delivers a written report (the “Quarterly Report”) to the Board regarding any recommendations of fair valuation during the past quarter, including fair valuations which have not changed. The Board reviews the Quarterly Report and discusses the valuation of the fair valued securities.

The Valuation Committee reviews all Quarterly Reports and any other interim reports, and reviews and approves the valuation of all fair valued securities. This review includes a review and discussion of an updated fair valuation summary with appropriate levels of representatives of the Adviser’s management.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)	(Level 2)	(Level 3)*	Total
Investment Companies	$94,824,628	$691,119	$-	$95,515,747
Preferred Stocks
Real Estate Investment Trusts	4,035,490	-	3,421,000	7,456,490
Common Stocks
Consumer Finance	272,797	-	-	272,797
Hotels, Restaurants & Leisure	8,424,831	-	-	8,424,831
Insurance	315,655	-	-	315,655
Machinery	11,469	-	-	11,469
Professional Services	4,900,546	-	-	4,900,546
Real Estate Investment Trusts	3,301,422	-	-	3,301,422
Real Estate Management & Development	491,847	-	-	491,847
Special Purpose Acquisition Vehicles	28,493,569	13,644,837	-	42,138,406
Liquidating Trusts	-	-	612,910	612,910
Convertible Notes	-	1,888,222	273,806	2,162,028
Corporate Bonds	-	-	15,000	15,000
Corporate Notes	-	6,101,450	-	6,101,450
Senior Secured Notes	-	-	1,600,000	1,600,000
Warrants	1,025,715	287,579	0	1,313,294
Rights	406,398	326,267	-	732,665
Exchange Traded Funds	5,568,655	-	-	5,568,655
Money Market Funds	14,259,006	-	-	14,259,006
Total	$166,332,028	$22,939,474	$5,922,716	$195,194,218

*The Fund measures Level 3 activity as of the beginning and end of each financial reporting period.

Special Opportunities Fund

The fair value of derivative instruments as reported within the Schedule of Investments as of September 30, 2018:

Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value
Equity Contracts - Warrants	Investments, at value	$1,313,294

The effect of derivative instruments on the Statement of Operations for the period ended September 30, 2018:

	Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
Equity Contracts - Warrants	Net Realized Gain	$206,706
	on Investments

	Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Total
Equity Contracts - Warrants	Net change in unrealized	$186,859
	appreciation of investments

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category	Balance as of 12/31/2017	Acquisitions	Dispositions	Corporate Actions	Realized Gain (Loss)	Change in unrealized appreciation (depreciation)	Balance as of 9/30/2018
Closed End Funds	$ 1,187,878	$ -	$ (1,725)	$ (1,187,551)	$ 1,725	$ (327)	$ 0
Preferred Stocks	6,061,709	-	-	(2,475,633)	-	(165,076)	3,421,000
Liquidating Trusts	3,045,599	-	-	(1,703,845)	36,053	(764,897)	612,910
Convertible Notes	273,806	-	-	-	-	-	273,806
Corporate Bonds	15,000	-	-	-	-	-	15,000
Senior Secured Notes	1,600,000	-	-	-	-	-	1,600,000
Warrants	0	-	-	-	-	-	0
	$ 12,183,992	$ -	$ (1,725)	$ (5,367,029)	$ 37,778	$ (930,300)	$ 5,922,716

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2018:

	Fair Value September 30, 2018		Valuation Methodologies		Unobservable Input(1)	Impact to Valuation from an increase in Input(2)
Closed End Funds	$ 0		Market Assessment and Company-Specfic Information		Liquidation Value	Increase
Preferred Stocks	3,421,000		Cost		Market Assessments/ Financial Assessements	Increase
Liquidating Trusts	612,910		Last Traded Price		Financial Assessements/ Company Announcements	Increase
Convertible Notes	273,806		Cost		Terms of the Note/ Financial Assessements/ Company Announcements	Increase
Corporate Bonds	15,000		Market Transactions Approach		Single Broker Quote	Increase
Senior Secured Notes	1,600,000		Cost		Terms of the Note/ Financial Assessements/ Company Announcements	Increase
Warrants	0		Market Transactions Approach		Discount to Market Price for Share Restrictions	Decrease

(1)
In determining certain inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. Management has determined that market participants would take these inputs into account when valuing the investments.

(2)
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Special Opportunities Fund, Inc.

By (Signature and Title) /s/ Andrew Dakos
Andrew Dakos, President

Date             11/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Andrew Dakos
Andrew Dakos, President

Date              11/21/2018

By (Signature and Title) /s/ Thomas Antonucci
Thomas Antonucci, Chief Financial Officer

Date              11/21/2018